Benefit Plans - Schedule Of Fair Value of the Plan Assets and Target Asset Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target Allocation	$ 5,334	$ 4,756
Common stock [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target Allocation	789	1,562
Mutual funds [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target Allocation	2,171	2,202
Corporate / government bonds [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target Allocation	2,354	982
Cash and cash equivalents [Member]
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Target Allocation	$ 20	$ 10